Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	₩ 1,387,095	₩ 1,145,937	₩ 947,831
Items that will not be reclassified subsequently to profit or loss, net of taxes:
Remeasurement of defined benefit liabilities (assets)	(25,905)	1,853	70,885
Valuation gain (loss) on financial assets at fair value through other comprehensive income	11,253	(18,842)	(491,853)
Items that are or may be reclassified subsequently to profit or loss, net of taxes:
Net change in other comprehensive income of investments in associates and joint ventures	132,581	9,225	119,707
Net change in unrealized fair value of derivatives	(6,573)	(17,460)	(21,366)
Foreign currency translation differences for foreign operations	49,420	1,257	16,401
Other comprehensive income (loss) for the year, net of taxes	160,776	(23,967)	(306,226)
Total comprehensive income	1,547,871	1,121,970	641,605
Total comprehensive income attributable to:
Owners of the Parent Company	1,409,090	1,072,785	601,193
Non-controlling interests	₩ 138,781	₩ 49,185	₩ 40,412